Exceptional items - Summary of Tax Impacts On Exceptional Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	$ 273	$ 176		$ 143
Deferred tax expense	(13)	(12)		(47)
Total current and deferred tax	260	164	[1]	96	[1]
Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	(3)	33		(2)
Deferred tax expense	(4)	(7)		5
Total current and deferred tax	(7)	26		3
Costs of ceasing operations in Russia [Member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense		3
Commercial litigation and disputes [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	8		0
Deferred tax expense	0	(2)		4
Share of (profits)/losses of associate [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	15		0
Deferred tax expense	(4)	0		0
Other operating income [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	(3)
Other net impairment reversals/(charges) [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	1		0
Deferred tax expense	0	(5)		1
Adjustments in respect of prior years [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	6		(2)
Deferred tax expense	$ 0	$ 0		$ 0

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).